Formation of the Company and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Formation of the Company and Description of Business
Formation of the Company and Description of Business

Note 1.         Formation of the Company and Description of Business

Athlon Energy Inc. (together with its subsidiaries, “Athlon”), a Delaware corporation, was formed on April 1, 2013 and is an independent exploration and production company focused on the acquisition, development, and exploitation of unconventional oil and liquids-rich natural gas reserves in the Permian Basin.

On April 26, 2013, Athlon Holdings LP (together with its subsidiaries, “Holdings”), a Delaware limited partnership, underwent a corporate reorganization and as a result, Holdings became a majority-owned subsidiary of Athlon.  Holdings is considered Athlon’s accounting predecessor.  Athlon operates and controls all of the business and affairs of Holdings and consolidates its financial results.  Holdings is not subject to federal income taxes.  On the date of the corporate reorganization, a corresponding “first day” net deferred tax liability of approximately $73.2 million was recorded for differences between the tax and book basis of Athlon’s assets and liabilities.  The offset of the deferred tax liability was recorded to additional paid-in capital.

Prior to the corporate reorganization, Holdings was a party to a limited partnership agreement with its management group and Apollo Athlon Holdings, LP (“Apollo”), which is an affiliate of Apollo Global Management, LLC.  Prior to the corporate reorganization, Apollo Investment Fund VII, L.P. and its parallel funds (the “Apollo Funds”), members of Holdings’ management team, and certain employees owned all of the Class A limited partner interests in Holdings and members of Holdings’ management team and certain employees owned all of the Class B limited partner interests in Holdings.

In the corporate reorganization, the Apollo Funds entered into a number of distribution and contribution transactions pursuant to which the Apollo Funds exchanged their Class A limited partner interests in Holdings for common stock of Athlon.  The remaining holders of Class A limited partner interests in Holdings have not exchanged their interests in the reorganization transactions.  In addition, the holders of the Class B limited partner interests in Holdings exchanged their interests for common stock of Athlon subject to the same conditions and vesting terms.

Initial Public Offering

On August 7, 2013, Athlon completed its initial public offering (“IPO”) of 15,789,474 shares of its common stock at $20.00 per share and received net proceeds of approximately $295.6 million, after deducting underwriting discounts and commissions and offering expenses.  Upon closing of the IPO, the limited partnership agreement of Holdings was amended and restated to, among other things, modify Holdings’ capital structure by replacing its different classes of interests with a single new class of units, the “New Holdings Units”.  The members of Holdings’ management team and certain employees that held Class A limited partner interests now own 1,855,563 New Holdings Units and entered into an exchange agreement under which (subject to the terms of the exchange agreement) they have the right to exchange their New Holdings Units for shares of common stock of Athlon on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, and reclassifications.  All other New Holdings Units are held by Athlon.  Athlon used the net proceeds from the IPO to purchase New Holdings Units from Holdings.  Holdings used the proceeds it received as a result of Athlon’s purchase of New Holdings Units (i) to reduce outstanding borrowings under its credit agreement, (ii) to provide additional liquidity for use in its drilling program, and (iii) for general corporate purposes, including potential acquisitions.

Note 1. Formation of the Company and Description of Business

        Athlon Energy Inc. (together with its subsidiaries, "Athlon"), a Delaware corporation, was formed on April 1, 2013 and is an independent exploration and production company focused on the acquisition, development, and exploitation of unconventional oil and liquids-rich natural gas reserves in the Permian Basin.

        On April 26, 2013, Athlon Holdings LP (together with its subsidiaries, "Holdings"), a Delaware limited partnership, underwent a corporate reorganization and as a result, Holdings became a majority-owned subsidiary of Athlon. Holdings is considered Athlon's accounting predecessor. Athlon operates and controls all of the business and affairs of Holdings and consolidates its financial results. These Consolidated Financial Statements represent the financial position, results of operations, and cash flows of Holdings.

        Prior to the corporate reorganization, Holdings was a party to a limited partnership agreement with its management group and Apollo Athlon Holdings, LP ("Apollo"), which is an affiliate of Apollo Global Management, LLC. Prior to the corporate reorganization, Apollo Investment Fund VII, L.P. and its parallel funds (the "Apollo Funds"), members of Holdings' management team, and certain employees owned all of the Class A limited partner interests in Holdings and members of Holdings' management team and certain employees owned all of the Class B limited partner interests in Holdings.

        In the corporate reorganization, the Apollo Funds entered into a number of distribution and contribution transactions pursuant to which the Apollo Funds exchanged their Class A limited partner interests in Holdings for common stock of Athlon. The remaining holders of Class A limited partner interests in Holdings did not exchange their interests in the reorganization transactions. In addition, the holders of the Class B limited partner interests in Holdings exchanged their interests for common stock of Athlon subject to the same conditions and vesting terms.

        Holdings was formed on July 22, 2011, and is the holding company for Athlon Energy LP (together with its operating subsidiary, Athlon Energy Operating LLC, "Athlon SG"), a Delaware limited partnership, which was formed on August 5, 2010, and Athlon FE Energy LP (together with its operating subsidiary, Athlon FE Operating LLC, "Athlon FE"), a Delaware limited partnership, which was formed on July 22, 2011. Athlon Holdings LLC serves as the general partner to Holdings with no obligations to make capital contributions and no rights to distributions. Holdings owns all of Athlon SG's and Athlon FE's general partner and limited partner units.

        On August 23, 2010, Athlon SG entered into a limited partnership agreement with its management group and Apollo. Apollo has a controlling influence over Holdings. On July 22, 2011, the partnership agreement was amended and restated resulting in the formation of Holdings and Athlon FE. Upon formation, Holdings became the holding company of Athlon SG and Athlon FE. The amended and restated partnership agreement required all of Athlon SG's equity contributions to be contributed to Holdings. The holders of all Class A and Class B limited partner units in Athlon SG contributed these units to Holdings in exchange for equivalent units of Holdings. As the amendment of the partnership agreement constituted a reorganization of entities under common control, the operations of Athlon SG are presented as if Holdings existed and owned Athlon SG prior to July 22, 2011 and the assets and liabilities of Athlon SG are reflected at their carrying amounts. Please read "Note 7. Equity" and "Note 8. Employee Benefit Plans" for additional discussion.

Initial Public Offering

        On August 7, 2013, Athlon completed its initial public offering ("IPO") of 15,789,474 shares of its common stock at $20.00 per share and received net proceeds of approximately $295.6 million, after deducting underwriting discounts and commissions and offering expenses. Upon closing of the IPO, the limited partnership agreement of Holdings was amended and restated to, among other things, modify Holdings' capital structure by replacing its different classes of interests with a single new class of units, the "New Holdings Units". The members of Holdings' management team and certain employees that held Class A limited partner interests now own 1,855,563 New Holdings Units and entered into an exchange agreement under which (subject to the terms of the exchange agreement) they have the right to exchange their New Holdings Units for shares of common stock of Athlon on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, and reclassifications. All other New Holdings Units are held by Athlon.